Note 20 - Deferred Income Tax	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of deferred taxes [text block]
20	Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year are as follows:

Deferred tax liabilities

	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	710,995	25,048	46,532	782,575
Translation differences	(347)	-	(4)	(351)
Increase due to business combinations	5,621	-	11,209	16,830
Charged directly to other comprehensive income	-	-	423	423
Income statement charge / (credit)	(64,930)	(5,652)	59,902	(10,680)
At December 31, 2019	651,339	19,396	118,062	788,797

	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	744,926	34,934	55,585	835,445
Effect of adoption of new standards	-	-	35	35
Translation differences	(876)	-	92	(784)
Charged directly to other comprehensive income	-	-	288	288
Income statement charge	(33,055)	(9,886)	(9,468)	(52,409)
At December 31, 2018	710,995	25,048	46,532	782,575

(*) Includes the effect of currency translation on tax base. See Note
7.

Deferred tax assets
	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)
Translation differences	362	306	497	286	1,451
Increase due to business combinations	(1,160)	(1,413)	(1,172)	(2,238)	(5,983)
Charged directly to other comprehensive income	-	-	-	(1,261)	(1,261)
Income statement charge / (credit)	(2,739)	(5,712)	14,100	(92,209)	(86,560)
At December 31, 2019	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(26,475)	(89,555)	(354,944)	(60,033)	(531,007)
Effect of adoption of new standards	952	-	-	(164)	788
Translation differences	2,532	1,447	1,014	(38)	4,955
Charged directly to other comprehensive income	23	-	-	1,587	1,610
Income statement charge / (credit)	6,852	1,523	(42,327)	(27,536)	(61,488)
At December 31, 2018	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)

In
2019
the effect of the adoption of IFRS
16
has been recognized as “Other” both for deferred tax assets and liabilities.

Deferred tax assets related to taxable losses of Tenaris subsidiaries are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future. This amount includes
$338
million related to US subsidiaries mainly due to the recognition of accelerated fiscal depreciations. The remaining balance mainly corresponds to Japanese and Brazilian subsidiaries. These subsidiaries have incurred in fiscal losses in the past. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

The expiration dates of the recognized tax losses in less than
1
year, between
2
and
5
years and in more than
5
years is
0.2%,
2.5%
and
97.3%
respectively.

As of
December 31, 2019,
the net unrecognized deferred tax assets amount to
$121.2
million. The expiration dates of the unrecognized tax losses less than
1
year, between
2
and
5
years and more than
5
years is approximately
2.8%,
20.2%
and
77%.

The estimated recovery analysis of deferred tax assets and deferred tax liabilities is as follows:

	Year ended December 31,
	2019	2018
Deferred tax assets to be recovered after 12 months	(538,274)	(452,330)
Deferred tax liabilities to be settled after 12 months	766,852	739,670

Deferred income tax assets and liabilities are offset when (
1
) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (
2
) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	Year ended December 31,
	2019	2018
Deferred tax assets	(225,680)	(181,606)
Deferred tax liabilities	336,982	379,039
	111,302	197,433

The movement in the net deferred income tax liability account is as follows:
	Year ended December 31,
	2019	2018
At the beginning of the year	197,433	304,438
Effect of adoption of new standards	-	823
Translation differences	1,100	4,171
Increase due to business combinations	10,847	-
Charged directly to Other Comprehensive Income	(838)	1,898
Income statement credit	(97,240)	(113,897)
At the end of the year	111,302	197,433